Schedule of Investments(a)
May 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–63.41%
Aerospace & Defense–2.48%
General Dynamics Corp.	166,060	$37,348,554
Raytheon Technologies Corp.	1,506,281	143,277,449
Textron, Inc.	1,948,886	127,242,767
		307,868,770
Apparel Retail–1.06%
TJX Cos., Inc. (The)	2,062,067	131,085,599
Application Software–0.50%
Splunk, Inc.(b)	607,770	62,332,891
Automobile Manufacturers–1.66%
General Motors Co.(b)	5,331,994	206,241,528
Building Products–0.94%
Johnson Controls International PLC	2,135,571	116,409,975
Cable & Satellite–1.71%
Charter Communications, Inc., Class A(b)(c)	189,942	96,287,298
Comcast Corp., Class A	2,613,498	115,725,691
		212,012,989
Casinos & Gaming–0.56%
Las Vegas Sands Corp.(b)(c)	1,964,821	69,672,553
Communications Equipment–1.09%
Cisco Systems, Inc.	3,014,523	135,804,261
Construction & Engineering–0.66%
Quanta Services, Inc.(c)	692,352	82,389,888
Consumer Finance–1.08%
American Express Co.	793,685	133,989,902
Data Processing & Outsourced Services–1.30%
Fiserv, Inc.(b)(c)	802,596	80,404,067
PayPal Holdings, Inc.(b)	951,754	81,098,959
		161,503,026
Distillers & Vintners–0.94%
Diageo PLC (United Kingdom)	2,512,808	116,687,810
Diversified Banks–4.25%
Bank of America Corp.	5,855,124	217,810,613
Wells Fargo & Co.	6,747,631	308,839,071
		526,649,684
Electric Utilities–1.61%
American Electric Power Co., Inc.	687,752	70,171,336
Exelon Corp.	1,424,634	70,020,761
FirstEnergy Corp.	1,385,083	59,503,166
		199,695,263
Electrical Components & Equipment–0.57%
Emerson Electric Co.	799,982	70,926,404
Shares		Value
Electronic Manufacturing Services–0.58%
TE Connectivity Ltd. (Switzerland)	560,262	$72,492,300
Fertilizers & Agricultural Chemicals–1.14%
Corteva, Inc.	2,257,080	141,338,350
Food Distributors–1.15%
Sysco Corp.	966,919	81,395,241
US Foods Holding Corp.(b)	1,863,821	61,729,752
		143,124,993
Gold–0.49%
Barrick Gold Corp. (Canada)	2,968,205	60,818,520
Health Care Distributors–0.87%
McKesson Corp.	329,418	108,276,402
Health Care Equipment–1.72%
Medtronic PLC	1,389,880	139,196,482
Zimmer Biomet Holdings, Inc.	612,287	73,603,020
		212,799,502
Health Care Facilities–0.66%
Universal Health Services, Inc., Class B	652,775	81,342,293
Health Care Services–1.99%
Cigna Corp.(c)	577,235	154,866,378
CVS Health Corp.	951,518	92,059,367
		246,925,745
Hotels, Resorts & Cruise Lines–0.91%
Booking Holdings, Inc.(b)	50,385	113,041,771
Industrial Machinery–0.91%
Parker-Hannifin Corp.	415,668	113,132,360
Insurance Brokers–0.75%
Willis Towers Watson PLC	440,527	92,982,034
Integrated Oil & Gas–1.64%
Chevron Corp.	1,167,618	203,936,160
Internet & Direct Marketing Retail–0.73%
Amazon.com, Inc.(b)	37,433	89,996,044
Investment Banking & Brokerage–2.96%
Charles Schwab Corp. (The)	1,544,484	108,268,328
Goldman Sachs Group, Inc. (The)	420,212	137,346,292
Morgan Stanley	1,405,756	121,091,822
		366,706,442
IT Consulting & Other Services–1.78%
Cognizant Technology Solutions Corp., Class A	2,950,978	220,438,057
Managed Health Care–1.48%
Anthem, Inc.	174,813	89,086,453
Centene Corp.(b)	1,166,534	95,002,529
		184,088,982

See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Movies & Entertainment–0.96%
Walt Disney Co. (The)(b)	1,076,961	$118,939,573
Multi-line Insurance–1.60%
American International Group, Inc.	3,393,366	199,122,717
Oil & Gas Exploration & Production–5.26%
Canadian Natural Resources Ltd. (Canada)	1,385,147	91,671,467
ConocoPhillips	2,451,339	275,432,450
Devon Energy Corp.	2,165,563	162,200,669
Pioneer Natural Resources Co.	443,630	123,302,522
		652,607,108
Other Diversified Financial Services–0.53%
Voya Financial, Inc.	956,832	65,648,243
Pharmaceuticals–4.69%
Bristol-Myers Squibb Co.	1,917,334	144,662,850
GSK PLC	3,888,161	84,933,639
Johnson & Johnson	411,868	73,942,662
Merck & Co., Inc.	1,751,904	161,227,725
Sanofi (France)(c)	1,093,552	116,778,324
		581,545,200
Railroads–1.12%
CSX Corp.	4,377,783	139,169,722
Real Estate Services–1.52%
CBRE Group, Inc., Class A(b)	2,271,227	188,148,445
Regional Banks–1.97%
Citizens Financial Group, Inc.	3,498,085	144,750,757
PNC Financial Services Group, Inc. (The)	329,010	57,711,644
Truist Financial Corp.	844,490	42,004,933
		244,467,334
Semiconductor Equipment–0.28%
Lam Research Corp.	66,486	34,574,715
Semiconductors–2.28%
Intel Corp.	2,538,340	112,753,062
NXP Semiconductors N.V. (China)	425,084	80,663,940
QUALCOMM, Inc.	620,804	88,911,549
		282,328,551
Tobacco–1.15%
Philip Morris International, Inc.	1,346,645	143,081,031
Trading Companies & Distributors–0.74%
Ferguson PLC	765,218	91,489,464
Wireless Telecommunication Services–1.14%
T-Mobile US, Inc.(b)	1,059,425	141,210,758
Total Common Stocks & Other Equity Interests (Cost $5,331,283,514)		7,867,043,359
Principal Amount
U.S. Dollar Denominated Bonds & Notes–19.62%
Advertising–0.05%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$5,660,000	5,633,675
Principal Amount		Value
Aerospace & Defense–0.23%
Boeing Co. (The), 5.81%, 05/01/2050	$16,525,000	$16,291,531
Lockheed Martin Corp., 4.15%, 06/15/2053	5,231,000	5,158,742
Precision Castparts Corp., 2.50%, 01/15/2023	4,150,000	4,157,332
Raytheon Technologies Corp., 4.45%, 11/16/2038(c)	3,239,000	3,212,197
		28,819,802
Agricultural & Farm Machinery–0.12%
Deere & Co., 2.60%, 06/08/2022	14,645,000	14,647,966
Agricultural Products–0.04%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	4,673,745
Air Freight & Logistics–0.05%
FedEx Corp., 4.90%, 01/15/2034	4,310,000	4,424,853
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	2,265,921
		6,690,774
Airlines–0.29%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	2,713,320	2,565,965
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026	16,208,000	12,885,360
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	11,355,000	9,884,527
United Airlines Pass-Through Trust,
Series 2012-1, Class A, 4.15%, 04/11/2024	3,202,932	3,172,871
Series 2014-2, Class A, 3.75%, 09/03/2026	3,465,900	3,340,928
Series 2018-1, Class AA, 3.50%, 03/01/2030	4,407,975	4,056,373
		35,906,024
Alternative Carriers–0.21%
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	28,911,000	25,944,568
Application Software–1.01%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(d)	51,429,000	45,771,810
salesforce.com, inc., 2.70%, 07/15/2041	10,414,000	8,341,225
Splunk, Inc., Conv., 1.13%, 06/15/2027	76,768,000	65,866,944
Workday, Inc., 3.50%, 04/01/2027(c)	5,033,000	4,943,835
		124,923,814
Asset Management & Custody Banks–0.19%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(e)	4,260,000	4,262,308
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	4,515,000	4,557,435
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(e)	3,217,000	3,174,668
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(e)	$11,051,000	$11,183,997
		23,178,408
Automobile Manufacturers–0.24%
American Honda Finance Corp., 2.05%, 01/10/2023	14,694,000	14,646,668
General Motors Co., 6.60%, 04/01/2036	4,317,000	4,673,044
General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	5,628,671
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	5,448,000	4,990,148
		29,938,531
Biotechnology–0.76%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	7,285,911
4.05%, 11/21/2039	13,812,000	12,881,014
4.85%, 06/15/2044	5,815,000	5,843,551
Gilead Sciences, Inc., 3.25%, 09/01/2022	20,625,000	20,656,036
Halozyme Therapeutics, Inc., Conv., 0.25%, 03/01/2027	4,148,000	3,797,840
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	16,496,000	19,231,883
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	19,256,000	25,096,446
		94,792,681
Brewers–0.25%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	10,870,000	11,020,111
4.90%, 02/01/2046	6,301,000	6,295,646
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(e)	9,734,000	9,552,743
Molson Coors Beverage Co., 4.20%, 07/15/2046	4,057,000	3,550,520
		30,419,020
Broadcasting–0.06%
Discovery Communications LLC, 4.90%, 03/11/2026	3,773,000	3,894,161
Paramount Global, 4.00%, 01/15/2026	3,773,000	3,798,420
		7,692,581
Cable & Satellite–1.83%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	22,511,000	22,499,744
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(d)	51,123,000	43,377,865
1.13%, 03/15/2028	26,544,000	22,615,488
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.46%, 07/23/2022	5,423,000	5,424,459
4.91%, 07/23/2025	5,660,000	5,784,186
3.85%, 04/01/2061	10,845,000	7,699,392
Principal Amount		Value
Cable & Satellite–(continued)
Comcast Corp.,
3.15%, 03/01/2026	$11,319,000	$11,231,109
4.15%, 10/15/2028	9,915,000	10,152,111
3.90%, 03/01/2038	8,010,000	7,665,162
2.89%, 11/01/2051(e)	3,128,000	2,379,674
2.94%, 11/01/2056(e)	4,539,000	3,394,698
Cox Communications, Inc., 2.95%, 10/01/2050(e)	2,044,000	1,439,652
DISH Network Corp., Conv., 3.38%, 08/15/2026	77,983,000	58,981,262
Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(e)(f)	25,086,000	23,773,425
		226,418,227
Commodity Chemicals–0.04%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(e)	4,638,000	5,388,001
Computer & Electronics Retail–0.20%
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023	1,930,000	1,968,638
6.02%, 06/15/2026	21,095,000	22,298,692
8.35%, 07/15/2046	69,000	91,134
		24,358,464
Consumer Finance–0.40%
American Express Co.,
3.38%, 05/03/2024	24,770,000	24,874,543
3.63%, 12/05/2024	3,423,000	3,442,162
Capital One Financial Corp., 3.20%, 01/30/2023(c)	10,060,000	10,116,710
Discover Bank, 3.35%, 02/06/2023	5,380,000	5,401,419
Synchrony Financial, 3.95%, 12/01/2027	5,795,000	5,535,648
		49,370,482
Data Processing & Outsourced Services–0.06%
Block, Inc., Conv., 0.13%, 03/01/2025	2,489,000	2,677,231
Fiserv, Inc., 3.80%, 10/01/2023	5,200,000	5,257,901
		7,935,132
Diversified Banks–1.03%
Bank of America Corp.,
3.25%, 10/21/2027(c)	5,705,000	5,533,707
2.57%, 10/20/2032(g)	8,683,000	7,454,413
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(e)	6,875,000	6,912,297
Citigroup, Inc.,
3.67%, 07/24/2028(g)	5,405,000	5,248,992
6.68%, 09/13/2043	8,000,000	9,573,439
5.30%, 05/06/2044	2,765,000	2,847,322
4.75%, 05/18/2046	4,145,000	3,968,004
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(c)(g)	18,945,000	18,325,680
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.20%, 06/15/2026	$4,365,000	$4,315,845
3.51%, 01/23/2029(g)	11,170,000	10,773,028
4.26%, 02/22/2048(g)	5,355,000	5,114,931
3.90%, 01/23/2049(g)	11,170,000	9,962,436
Series V, 4.29%(3 mo. USD LIBOR + 3.32%)(c)(h)(i)	6,410,000	6,211,659
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(e)	545,000	551,473
Societe Generale S.A. (France), 5.00%, 01/17/2024(e)	7,365,000	7,471,779
U.S. Bancorp, Series W, 3.10%, 04/27/2026(c)	3,245,000	3,188,499
Wells Fargo & Co.,
3.55%, 09/29/2025	6,840,000	6,842,785
4.10%, 06/03/2026	4,515,000	4,530,911
4.65%, 11/04/2044	9,115,000	8,713,021
		127,540,221
Diversified Capital Markets–0.05%
Credit Suisse AG (Switzerland), 6.50%, 08/08/2023(e)	6,536,000	6,682,779
Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	2,547,050
Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032	10,561,000	8,847,647
Drug Retail–0.08%
CVS Pass-Through Trust, 6.04%, 12/10/2028	5,255,759	5,530,018
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	4,519,000	4,334,490
		9,864,508
Electric Utilities–0.49%
Electricite de France S.A. (France), 4.88%, 01/22/2044(e)	9,110,000	8,056,672
Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	3,034,016
NextEra Energy Capital Holdings, Inc.,
0.65%, 03/01/2023	24,780,000	24,398,663
3.55%, 05/01/2027	5,572,000	5,522,285
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	5,132,259
PPL Electric Utilities Corp., 6.25%, 05/15/2039(c)	355,000	417,980
Xcel Energy, Inc.,
0.50%, 10/15/2023	5,750,000	5,557,432
3.50%, 12/01/2049	10,280,000	8,376,708
		60,496,015
Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031	2,729,000	2,285,872
	Principal Amount	Value
General Merchandise Stores–0.03%
Dollar General Corp., 3.25%, 04/15/2023	$3,650,000	$3,664,250
Health Care Equipment–0.37%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	3,589,197
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	34,351,000	35,581,250
Medtronic, Inc., 4.38%, 03/15/2035	2,601,000	2,710,936
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(e)	3,727,000	3,602,145
		45,483,528
Health Care Services–0.08%
Cigna Corp., 4.80%, 08/15/2038	3,240,000	3,286,126
CVS Health Corp., 3.38%, 08/12/2024	3,740,000	3,754,264
Laboratory Corp. of America Holdings, 4.70%, 02/01/2045	2,694,000	2,544,691
		9,585,081
Health Care Technology–0.23%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027	36,636,000	28,392,900
Home Improvement Retail–0.03%
Lowe’s Cos., Inc., 4.25%, 04/01/2052	4,741,000	4,322,228
Homebuilding–0.02%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	2,117,000	1,924,387
Hotel & Resort REITs–0.01%
Service Properties Trust, 5.00%, 08/15/2022	1,310,000	1,308,474
Hotels, Resorts & Cruise Lines–0.33%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(d)	6,224,000	5,526,912
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	4,265,000	6,007,990
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	30,912,000	29,907,360
		41,442,262
Industrial Conglomerates–0.24%
Honeywell International, Inc., 0.48%, 08/19/2022	4,865,000	4,854,109
Siemens Financieringsmaatschappij N.V. (Germany), 0.40%, 03/11/2023(e)	24,780,000	24,407,554
		29,261,663
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	2,470,000	2,465,824
Integrated Oil & Gas–0.06%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	7,635,370
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Integrated Telecommunication Services–0.36%
AT&T, Inc.,
4.30%, 02/15/2030	$3,526,000	$3,558,731
3.50%, 09/15/2053	7,328,000	5,919,129
3.55%, 09/15/2055	4,562,000	3,660,686
3.80%, 12/01/2057	3,619,000	2,992,055
Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	3,505,000	3,270,081
5.21%, 03/08/2047	6,725,000	6,346,436
Verizon Communications, Inc.,
3.38%, 02/15/2025	13,206,000	13,348,063
3.40%, 03/22/2041	5,788,000	5,006,940
		44,102,121
Interactive Home Entertainment–0.44%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	3,559,000	3,519,695
Zynga, Inc., Conv., 0.00%, 12/15/2026(d)	50,963,000	51,093,834
		54,613,529
Interactive Media & Services–0.16%
TripAdvisor, Inc., Conv., 0.25%, 04/01/2026	3,197,000	2,549,266
Twitter, Inc., Conv., 0.00%, 03/15/2026(d)	19,647,000	17,829,653
		20,378,919
Internet & Direct Marketing Retail–0.16%
Amazon.com, Inc., 2.88%, 05/12/2041	24,106,000	20,134,487
Internet Services & Infrastructure–0.19%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	27,627,000	23,731,593
Investment Banking & Brokerage–0.62%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025(c)	5,807,000	5,888,393
2.91%, 07/21/2042(g)	3,205,000	2,497,446
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	56,790,000	61,952,211
Morgan Stanley, 4.00%, 07/23/2025	6,870,000	6,946,233
		77,284,283
IT Consulting & Other Services–0.12%
International Business Machines Corp., 2.88%, 11/09/2022	14,485,000	14,547,866
Leisure Products–0.21%
Peloton Interactive, Inc., Conv., 0.00%, 02/15/2026(d)	38,919,000	26,560,826
Life & Health Insurance–0.74%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	8,671,000	8,806,681
Athene Global Funding, 2.75%, 06/25/2024(e)	2,890,000	2,829,726
Athene Holding Ltd., 3.45%, 05/15/2052	11,766,000	8,571,912
Brighthouse Financial, Inc., 3.85%, 12/22/2051	18,342,000	13,333,028
Principal Amount		Value
Life & Health Insurance–(continued)
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(e)	$20,728,000	$19,376,949
Guardian Life Global Funding, 2.90%, 05/06/2024(c)(e)	7,450,000	7,405,688
Jackson National Life Global Funding, 3.25%, 01/30/2024(c)(e)	4,885,000	4,878,296
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(e)	4,250,000	4,223,013
Protective Life Global Funding, 2.62%, 08/22/2022(e)	18,548,000	18,581,330
Prudential Financial, Inc., 3.91%, 12/07/2047	4,898,000	4,383,234
		92,389,857
Managed Health Care–0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	5,266,862
Movies & Entertainment–1.35%
Liberty Media Corp., Conv., 1.38%, 10/15/2023	61,171,000	78,115,367
Liberty Media Corp.-Liberty Formula One, Conv., 1.00%, 01/30/2023	5,397,000	9,163,431
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	20,716,000	30,132,958
Magallanes, Inc.,
3.79%, 03/15/2025(e)	16,392,000	16,177,270
5.05%, 03/15/2042(e)	7,965,000	7,210,480
5.14%, 03/15/2052(e)	9,886,000	8,860,852
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026(c)	3,773,000	3,746,467
Walt Disney Co. (The), 3.00%, 09/15/2022	13,867,000	13,914,143
		167,320,968
Multi-line Insurance–0.06%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(e)	9,030,000	7,149,606
Multi-Utilities–0.09%
NiSource, Inc., 4.38%, 05/15/2047	6,015,000	5,372,697
Sempra Energy, 3.80%, 02/01/2038	5,871,000	5,203,589
		10,576,286
Office REITs–0.06%
Office Properties Income Trust, 4.00%, 07/15/2022	7,200,000	7,202,148
Oil & Gas Exploration & Production–0.06%
Cameron LNG LLC, 3.70%, 01/15/2039(e)	6,519,000	5,740,809
ConocoPhillips, 4.15%, 11/15/2034	2,403,000	2,329,556
		8,070,365
Oil & Gas Refining & Marketing–0.03%
Valero Energy Corp., 4.00%, 06/01/2052(c)	5,068,000	4,233,791
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–0.54%
Energy Transfer L.P.,
Series 5Y, 4.20%, 09/15/2023	$1,638,000	$1,658,452
4.90%, 03/15/2035	3,640,000	3,438,426
5.30%, 04/01/2044	8,165,000	7,488,146
5.00%, 05/15/2050	7,684,000	6,933,834
Enterprise Products Operating LLC,
6.45%, 09/01/2040	555,000	629,313
4.25%, 02/15/2048	7,354,000	6,654,539
Kinder Morgan, Inc., 5.30%, 12/01/2034	4,203,000	4,314,104
MPLX L.P.,
4.50%, 07/15/2023	18,525,000	18,749,784
4.50%, 04/15/2038	8,564,000	7,951,287
Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	5,036,001
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	4,433,869
		67,287,755
Other Diversified Financial Services–0.83%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	4,009,000	3,137,010
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(e)	3,975,000	3,998,753
Convertible Trust - Energy, Conv. Series 2019-1, 0.33%, 09/19/2024	60,352,000	95,482,899
		102,618,662
Packaged Foods & Meats–0.01%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	662,073
Paper Packaging–0.02%
International Paper Co., 6.00%, 11/15/2041	2,855,000	3,110,423
Personal Products–0.02%
GSK Consumer Healthcare Capital US LLC, 4.00%, 03/24/2052(e)	2,954,000	2,677,279
Pharmaceuticals–0.70%
AstraZeneca PLC (United Kingdom), 2.38%, 06/12/2022	28,870,000	28,874,443
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(e)	9,800,000	9,803,352
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	6,435,000	6,342,228
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	23,693,000	25,751,329
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	11,964,000	11,642,467
Zoetis, Inc., 4.70%, 02/01/2043	4,101,000	4,126,903
		86,540,722
Principal Amount		Value
Property & Casualty Insurance–0.15%
Allstate Corp. (The), 3.28%, 12/15/2026(c)	$3,260,000	$3,246,606
Markel Corp.,
5.00%, 03/30/2043	4,185,000	4,045,125
5.00%, 05/20/2049	5,140,000	5,135,016
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	6,455,000	6,394,756
		18,821,503
Railroads–0.28%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023(c)	7,363,000	7,455,152
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	3,965,000	3,277,784
CSX Corp., 5.50%, 04/15/2041	1,660,000	1,814,197
Norfolk Southern Corp., 3.40%, 11/01/2049	4,879,000	4,011,863
Union Pacific Corp.,
3.20%, 05/20/2041	10,131,000	8,640,251
4.15%, 01/15/2045	4,410,000	4,088,831
3.84%, 03/20/2060	5,560,000	4,939,425
		34,227,503
Real Estate Services–0.18%
Redfin Corp., Conv., 0.00%, 10/15/2025(d)	35,941,000	22,350,809
Regional Banks–0.06%
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	7,450,000	7,164,253
Reinsurance–0.08%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	5,795,000	5,607,958
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	3,711,000	3,780,450
		9,388,408
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	7,440,000	7,141,892
Retail REITs–0.17%
Kimco Realty Corp., 3.20%, 04/01/2032(c)	12,105,000	10,937,884
Regency Centers L.P.,
2.95%, 09/15/2029	7,960,000	7,161,080
4.65%, 03/15/2049	2,970,000	2,827,722
		20,926,686
Semiconductor Equipment–0.06%
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	7,660,000	7,943,855
Semiconductors–0.74%
Broadcom, Inc., 3.47%, 04/15/2034(e)	6,975,000	5,950,489
Marvell Technology, Inc., 2.45%, 04/15/2028(c)	12,029,000	10,741,662
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	48,627,000	53,343,819
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Semiconductors–(continued)
Micron Technology, Inc.,
4.66%, 02/15/2030	$7,270,000	$7,236,683
3.37%, 11/01/2041	1,778,000	1,387,608
Texas Instruments, Inc., 2.63%, 05/15/2024(c)	2,275,000	2,271,461
Wolfspeed, Inc., Conv., 0.25%, 02/15/2028(e)	11,763,000	10,518,155
		91,449,877
Specialized Finance–0.07%
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	9,898,000	8,884,209
Specialized REITs–0.34%
American Tower Corp., 1.60%, 04/15/2026(c)	8,541,000	7,800,104
Crown Castle International Corp.,
2.50%, 07/15/2031	14,073,000	11,882,849
4.75%, 05/15/2047	470,000	441,260
EPR Properties, 4.75%, 12/15/2026	17,525,000	17,172,070
LifeStorage L.P., 3.50%, 07/01/2026	4,667,000	4,553,095
		41,849,378
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047(c)	1,665,000	1,603,189
Systems Software–0.51%
Mandiant, Inc.,
Series A, Conv., 1.00%, 06/01/2025(f)	17,382,000	17,356,511
Series B, Conv., 1.63%, 06/01/2025(f)	18,974,000	18,582,801
Microsoft Corp., 3.50%, 02/12/2035(c)	4,259,000	4,183,274
Oracle Corp., 3.60%, 04/01/2040	10,910,000	8,493,480
VMware, Inc., 1.00%, 08/15/2024	14,992,000	14,182,845
		62,798,911
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	7,645,000	7,705,595
Technology Hardware, Storage & Peripherals–0.20%
Apple, Inc., 3.35%, 02/09/2027	3,495,000	3,526,549
Western Digital Corp., Conv., 1.50%, 02/01/2024	22,399,000	21,727,030
		25,253,579
Tobacco–0.22%
Altria Group, Inc., 5.80%, 02/14/2039	12,541,000	12,352,711
Philip Morris International, Inc.,
3.60%, 11/15/2023	3,940,000	3,988,984
4.88%, 11/15/2043	11,740,000	11,186,011
		27,527,706
Principal Amount		Value
Trading Companies & Distributors–0.08%
Air Lease Corp.,
3.00%, 09/15/2023	$627,000	$621,858
4.25%, 09/15/2024	4,355,000	4,360,449
Aircastle Ltd., 4.40%, 09/25/2023(c)	5,510,000	5,517,487
		10,499,794
Trucking–0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(e)	7,745,000	7,723,778
Wireless Telecommunication Services–0.27%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	6,610,000	6,255,986
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	6,080,000	5,547,243
4.30%, 02/15/2048	8,020,000	7,009,781
T-Mobile USA, Inc.,
2.70%, 03/15/2032(c)(e)	10,676,000	9,239,180
3.40%, 10/15/2052(e)	7,422,000	5,782,046
		33,834,236
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,529,457,794)		2,434,037,536
U.S. Treasury Securities–11.44%
U.S. Treasury Bills–0.00%
1.10%, 09/15/2022(j)(k)	17,000	16,942
1.46%, 11/17/2022(j)(k)	661,000	656,407
		673,349
U.S. Treasury Bonds–0.71%
4.50%, 02/15/2036	5,525,000	6,607,771
3.25%, 05/15/2042	20,697,900	20,636,453
2.25%, 02/15/2052	72,802,000	60,914,798
		88,159,022
U.S. Treasury Notes–10.73%
2.50%, 05/31/2024	247,992,000	247,749,821
2.75%, 05/15/2025	180,298,000	180,467,030
2.63%, 05/31/2027	527,011,900	522,318,200
2.75%, 05/31/2029	274,978,000	272,808,253
2.88%, 05/15/2032	107,516,300	107,667,495
		1,331,010,799
Total U.S. Treasury Securities (Cost $1,419,495,734)		1,419,843,170
Shares
Preferred Stocks–0.57%
Asset Management & Custody Banks–0.20%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	24,483,270
Diversified Banks–0.02%
Wells Fargo & Co., 5.85%, Series Q, Pfd.(g)	142,800	3,384,360
Oil & Gas Storage & Transportation–0.35%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	43,103,039
Total Preferred Stocks (Cost $63,824,605)		70,970,669
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.14%
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
6.50%, 05/01/2029	$1	$1
6.75%, 03/15/2031	7,000,000	8,896,602
5.50%, 02/01/2037	3	4
		8,896,607
Federal National Mortgage Association (FNMA)–0.07%
6.63%, 11/15/2030	6,315,000	7,901,004
7.00%, 07/01/2032	4,816	4,827
		7,905,831
Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	8,666	8,806
7.50%, 12/20/2030	587	650
		9,456
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,467,373)		16,811,894

Municipal Obligations–0.05%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,779,000)	4,779,000	5,765,629
	Shares
Money Market Funds–4.65%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(l)(m)	203,922,149	203,922,149
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(l)(m)	140,579,247	$140,565,188
Invesco Treasury Portfolio, Institutional Class, 0.54%(l)(m)	233,053,884	233,053,884
Total Money Market Funds (Cost $577,475,028)		577,541,221
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $9,943,783,048)		12,392,013,478
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.64%
Invesco Private Government Fund, 0.74%(l)(m)(n)	60,773,380	60,773,380
Invesco Private Prime Fund, 0.87%(l)(m)(n)	142,119,342	142,133,557
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $202,893,331)		202,906,937
TOTAL INVESTMENTS IN SECURITIES–101.52% (Cost $10,146,676,379)		12,594,920,415
OTHER ASSETS LESS LIABILITIES—(1.52)%		(189,024,473)
NET ASSETS–100.00%		$12,405,895,942
Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Zero coupon bond issued at a discount.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $280,360,916, which represented 2.26% of the Fund’s Net Assets.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Perpetual bond with no specified maturity date.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,173,218	$423,338,156	$(394,589,225)	$-	$-	$203,922,149	$138,237
Invesco Liquid Assets Portfolio, Institutional Class	120,871,565	301,598,900	(281,849,446)	(28,063)	(27,768)	140,565,188	141,826
Invesco Treasury Portfolio, Institutional Class	200,197,963	483,815,035	(450,959,114)	-	-	233,053,884	172,553
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	51,949,135	2,948,395,924	(2,939,571,679)	-	-	60,773,380	85,279*
Invesco Private Prime Fund	240,068,817	5,822,408,795	(5,920,320,444)	13,604	(37,215)	142,133,557	361,563*
Total	$788,260,698	$9,979,556,810	$(9,987,289,908)	$(14,459)	$(64,983)	$780,448,158	$899,458

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	124	September-2022	$(14,006,188)	$48,369	$48,369
U.S. Treasury 10 Year Notes	249	September-2022	(29,743,828)	175,078	175,078
Total Futures Contracts				$223,447	$223,447

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/01/2022	State Street Bank & Trust Co.	USD	2,892,021	EUR	2,690,138	$190
07/05/2022	State Street Bank & Trust Co.	CAD	3,085,415	USD	2,439,165	202
Subtotal—Appreciation						392
Currency Risk
07/01/2022	Bank of New York Mellon (The)	EUR	83,902,778	USD	89,956,950	(248,283)
07/01/2022	Bank of New York Mellon (The)	GBP	118,010,014	USD	147,477,705	(1,244,528)
07/01/2022	State Street Bank & Trust Co.	EUR	1,148,229	USD	1,230,576	(3,904)
07/01/2022	State Street Bank & Trust Co.	GBP	2,790,491	USD	3,484,580	(32,140)
07/01/2022	State Street Bank & Trust Co.	USD	2,016,684	GBP	1,592,681	(9,506)
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/05/2022	State Street Bank & Trust Co.	CAD	87,336,981	USD	68,269,371	$(768,883)
Subtotal—Depreciation						(2,307,244)
Total Forward Foreign Currency Contracts						$(2,306,852)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,548,643,586	$318,399,773	$—	$7,867,043,359
U.S. Dollar Denominated Bonds & Notes	—	2,434,037,536	—	2,434,037,536
U.S. Treasury Securities	—	1,419,843,170	—	1,419,843,170
Preferred Stocks	70,970,669	—	—	70,970,669
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	16,811,894	—	16,811,894
Municipal Obligations	—	5,765,629	—	5,765,629
Money Market Funds	577,541,221	202,906,937	—	780,448,158
Total Investments in Securities	8,197,155,476	4,397,764,939	—	12,594,920,415
Other Investments - Assets*
Futures Contracts	223,447	—	—	223,447
Forward Foreign Currency Contracts	—	392	—	392
	223,447	392	—	223,839
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,307,244)	—	(2,307,244)
Total Other Investments	223,447	(2,306,852)	—	(2,083,405)
Total Investments	$8,197,378,923	$4,395,458,087	$—	$12,592,837,010

*	Unrealized appreciation (depreciation).
Invesco Equity and Income Fund